Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total		Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Adjusted balance		$ 1,887,956		$ 173,046	$ 1,215,227	$ 120	$ 0	$ (16,102)	$ 515,665
Beginning balance at Dec. 31, 2016		1,887,956		173,046	1,215,227	120	0	(16,102)	515,665
Adjusted balance | Previously stated		1,846,361		173,046	1,215,227	568	0	(16,102)	473,622
Adjusted balance		1,846,361		173,046	1,215,227	568	0	(16,102)	473,622
Profit (loss) for the period		1,383	[1],[2],[3]						1,383
Total other comprehensive income		995	[1]			448	0		547
Total comprehensive income (expense) for the period		2,378	[1]			448			1,930
Transactions with owners of the company
Dividends to equity holders		(44,286)							(44,286)
Equity-settled share-based payment (Note 23)		313							313
Total transactions with owners		(43,973)						0	(43,973)
Ending balance (Previously stated) at Dec. 31, 2017		1,846,361		173,046	1,215,227	568	0	(16,102)	473,622
Ending balance at Dec. 31, 2017		1,846,361		173,046	1,215,227	568	0	(16,102)	473,622
Adjusted balance | Previously stated		1,846,361		173,046	1,215,227	568	0	(16,102)	473,622
Adjusted balance		1,846,361		173,046	1,215,227	568	0	(16,102)	473,622
Adjusted balance | Previously stated	[4]	2,260,523		239,148	1,702,549	411	(2,698)	(14,651)	335,764
Adjusted balance		2,260,523	[5]	239,148	1,702,549	411	(2,698)	(14,651)	335,764
Profit (loss) for the period		(110,070)	[1],[2],[3]						(110,070)
Total other comprehensive income		(3,194)	[1]			(157)	(2,698)		(339)
Total comprehensive income (expense) for the period		(113,264)	[1]			(157)	(2,698)		(110,409)
Transactions with owners of the company
Issue of ordinary shares related to business combinations (Note 13)		553,424		66,102	487,322
Dividends to equity holders		(22,629)							(22,629)
Treasury shares acquired (Note 13)		(3,955)						(3,955)
Treasury shares sold (Note 13)		2,294						5,406	(3,112)
Equity-settled share-based payment (Note 23)		37							37
Total transactions with owners		529,171		66,102	487,322			1,451	(25,704)
Ending balance (Previously stated) at Dec. 31, 2018	[4]	2,260,523		239,148	1,702,549	411	(2,698)	(14,651)	335,764
Ending balance at Dec. 31, 2018		2,260,523	[5]	239,148	1,702,549	411	(2,698)	(14,651)	335,764
Adjusted balance | Previously stated	[4]	2,260,523		239,148	1,702,549	411	(2,698)	(14,651)	335,764
Adjusted balance		2,260,523	[5]	239,148	1,702,549	411	(2,698)	(14,651)	335,764
Adjusted balance | Previously stated	[4]	2,260,523		239,148	1,702,549	411	(2,698)	(14,651)	335,764
Adjusted balance		2,311,855		239,148	1,702,549	299	(4,583)	(45,616)	420,058
Profit (loss) for the period		112,230							112,230
Total other comprehensive income		(3,940)				(112)	(1,885)		(1,943)
Total comprehensive income (expense) for the period		108,290				(112)	(1,885)		110,287
Transactions with owners of the company
Dividends to equity holders		(25,993)							(25,993)
Treasury shares acquired (Note 13)		(30,965)						(30,965)
Total transactions with owners		(56,958)		0	0			(30,965)	(25,993)
Ending balance at Dec. 31, 2019		2,311,855		239,148	1,702,549	299	(4,583)	(45,616)	420,058
Adjusted balance		$ 2,311,855		$ 239,148	$ 1,702,549	$ 299	$ (4,583)	$ (45,616)	$ 420,058

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[5]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.